15. SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Subsequent Events
15. SUBSEQUENT EVENTS

NOTE 15: SUBSEQUENT EVENTS

In November 2014, the Company borrowed on an unsecured basis $2.5 million. These loans are repayable in two years together with interest at the rate of 4% per annum.

The Company has evaluated all subsequent events through the filing date of its quarterly report for the quarter ended September 30, 2014 for appropriate accounting and disclosures.

There are no subsequent events required to be disclosed in the Notes to Financial Statements through the date of the report, except as follows:

Between January 1, 2014 and the date of this report, the Company has raised gross proceeds of $2,160,300 from the sale of its Common Stock (including $175,000 of the stock subscription receivables) at $.30 per share. In connection with this private placement offering, the Company has issued 7,201,000 shares of Common Stock and Class BB Warrants to purchase 3,600,500 shares of Common Stock at an exercise price of $.50 per share through December 15, 2017.